Analysis of performance by segment (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of performance by segment
Schedule of segment results

		2022 $m		2021 $m		2020 $m
	Note	note (i)		note (i)		note (i)
Continuing operations:
CPL		368		343		251
Hong Kong		1,036		975		891
Indonesia		343		446		519
Malaysia		364		350		309
Singapore		678		663		574
Growth markets and othernote (ii)		1,057		932		835
Eastspring		260		314		283
Other income and expenditure unallocated to a segment:
Net investment return and other items		39		21		(15)
Interest payable on core structural borrowings		(200)		(328)		(316)
Corporate expenditurenote (iii)		(276)		(298)		(412)
Total other income (expenditure)	B1.4	(437)		(605)		(743)
Restructuring and IFRS 17 implementation costsnote (iv)	B1.4	(294)		(185)		(162)
Adjusted operating profit	B1.2	3,375		3,233		2,757
Short-term fluctuations in investment returns on shareholder-backed businessnote (v)		(1,915)		(458)		(579)
Amortisation of acquisition accounting adjustments		(10)		(5)		(5)
Gain (loss) attaching to corporate transactions	D1.1	11		(94)		735
Profit before tax attributable to shareholders		1,461		2,676		2,908
Tax charge attributable to shareholders' returns	B3	(454)		(462)		(440)
Profit from continuing operations		1,007		2,214		2,468
Loss from discontinued US operations	D1.2	—		(5,027)		(283)
Profit (loss) for the year		1,007		(2,813)		2,185

Attributable to:
Equity holders of the Company
From continuing operations		998		2,192		2,458
From discontinued US operations		—		(4,234)		(340)
		998		(2,042)		2,118
Non-controlling interests
From continuing operations		9		22		10
From discontinued US operations		—		(793)		57
		9		(771)		67
Profit (loss) for the year		1,007		(2,813)		2,185

Basic earnings per share (in cents)		2022		2021		2020
	Note	note (i)		note (i)		note (i)
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations	B4	100.5	¢	101.5	¢	86.6	¢
Based on profit from continuing operations, net of non-controlling interest	B4	36.5	¢	83.4	¢	94.6	¢
Based on loss from discontinued US operations, net of non-controlling interest	B4	—	¢	(161.1)	¢	(13.0)	¢

Notes

(i)

Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.

(ii)

Adjusted operating profit for growth markets and other includes other items of $211 million (2021: $217 million; 2020: $119 million) which in 2022 primarily included the impact of the adoption of the Risk-Based Capital regime in Hong Kong (as discussed further in note C3.2) partially offset by corporate taxes for life joint ventures and associates.

(iii)	Corporate expenditure as shown above is for head office functions.
(iv)

Restructuring and IFRS 17 implementation costs include those incurred in insurance and asset management operations of $(137) million (2021: $(101) million; 2020: $(97) million), largely comprising the costs of Group-wide projects including the implementation of IFRS 17, reorganisation programmes and initial costs of establishing new business initiatives and operations.

(v)

In general, the short-term fluctuations reflect the value movements on shareholders’ assets and policyholder liabilities (net of reinsurance) arising from market movements in the year. In 2022, rising interest rates and widening credit spreads across a number of the Group’s life insurance markets led to unrealised bond losses which more than offset the impact of higher discount rates on policyholder liabilities. The interest rates rises in 2022 were more substantial than that seen in 2021. Short-term fluctuations also reflect losses on equities backing shareholder-backed business following market movements in 2022 (2021: equity gains) and the impact of refinements to the reserving basis in Hong Kong following the adoption of the Risk-Based Capital regime (as discussed further in note C3.2).

Schedule of segmental analysis of revenue

	2022 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
Gross premiums earned	8,792	1,590	1,843	6,540	4,579	—	—	23,344	—	23,344
Outward reinsurance premiums	(1,494)	(34)	(58)	(299)	(58)	—	—	(1,943)	—	(1,943)
Earned premiums, net of reinsurance	7,298	1,556	1,785	6,241	4,521	—	—	21,401	—	21,401
Other incomenote (ii)	65	12	—	15	116	330	—	538	1	539
Total external revenuenote (iii)	7,363	1,568	1,785	6,256	4,637	330	—	21,939	1	21,940
Intra-group revenue	—	—	—	—	1	199	(200)	—	—	—
Interest incomenote B1.3(b)	996	83	217	744	628	4	—	2,672	50	2,722
Dividend and other investment income	689	77	183	576	107	1	—	1,633	25	1,658
Investment appreciation (depreciation)	(23,704)	(70)	(365)	(7,498)	(2,876)	(21)	—	(34,534)	(5)	(34,539)
Total revenue, net of reinsurance	(14,656)	1,658	1,820	78	2,497	513	(200)	(8,290)	71	(8,219)

	2021 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
Gross premiums earned	10,032	1,724	1,900	6,246	4,315	—	—	24,217	—	24,217
Outward reinsurance premiums	(1,557)	(43)	(47)	(137)	(60)	—	—	(1,844)	—	(1,844)
Earned premiums, net of reinsurance	8,475	1,681	1,853	6,109	4,255	—	—	22,373	—	22,373
Other incomenote (ii)	52	12	—	22	117	437	—	640	1	641
Total external revenuenote (iii)	8,527	1,693	1,853	6,131	4,372	437	—	23,013	1	23,014
Intra-group revenue	—	—	—	—	1	217	(218)	—	—	—
Interest incomenote B1.3(b)	934	87	220	707	618	3	—	2,569	1	2,570
Dividend and other investment income	679	74	160	506	86	—	—	1,505	19	1,524
Investment appreciation (depreciation)	57	34	(300)	(29)	(361)	8	—	(591)	(17)	(608)
Total revenue, net of reinsurance	10,197	1,888	1,933	7,315	4,716	665	(218)	26,496	4	26,500

	2020 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
					note (vii)
Gross premiums earned	11,091	1,738	1,783	5,035	3,848	—	—	23,495	—	23,495
Outward reinsurance premiumsnote (iv)	(1,918)	(62)	(27)	432	(50)	—	—	(1,625)	—	(1,625)
Earned premiums, net of reinsurance	9,173	1,676	1,756	5,467	3,798	—	—	21,870	—	21,870
Other incomenote (ii)	59	8	—	38	91	417	—	613	2	615
Total external revenenote (iii)	9,232	1,684	1,756	5,505	3,889	417	—	22,483	2	22,485
Intra-group revenue	—	—	—	—	1	164	(165)	—	—	—
Interestnote B1.3(b)	646	104	210	447	570	5	—	1,982	15	1,997
Dividend and other investment income	646	86	99	364	65	5	—	1,265	32	1,297
Investment appreciation (depreciation)	7,493	(201)	369	2,045	765	21	—	10,492	(24)	10,468
Total revenue, net of reinsurance	18,017	1,673	2,434	8,361	5,290	612	(165)	36,222	25	36,247

Notes

(i)

CPL, Prudential’s life business in the Chinese Mainland, is a joint venture with CITIC and is accounted for using the equity method under IFRS. The Group’s share of its results is presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of CPL (Prudential’s share) in 2022 is $2,948 million (2021: $3,052 million; 2020: $1,866 million). Further financial information on CPL is provided in note D6.3.

(ii)

Other income comprises income from external customers and consists primarily of revenue from the Group’s asset management business of $330 million (2021: $437 million; 2020: $417 million). The remaining other income consists primarily of policy fee revenue from external customers and asset management rebate revenue from external fund managers. Also included in other income is fee income on financial instruments that are not held at FVTPL of $2 million (2021: $1 million; 2020: $1 million).

(iii)

Due to the nature of the business of the Group, there is no reliance on any major customers. Of the Group’s markets, only Hong Kong and Singapore have external revenue that exceeds 10 per cent of the Group total for the years presented.

(iv)	The 2020 outward reinsurance premiums in Singapore included a credit of $542 million for the recapture of previously reinsured business following a change in regulatory requirements.

Schedule of investment return

	2022 $m	2021 $m	2020 $m
Net realised and unrealised gains (losses) on securities at fair value through profit or lossnote (i)	(30,097)	624	9,741
Net realised and unrealised gains (losses) on derivatives at fair value through profit or lossnote (i)	(4,487)	(943)	916
Net realised (losses) on loansnote (i)	(14)	(2)	—
Interest incomenote (ii)	2,722	2,570	1,997
Dividend income	1,531	1,496	1,257
Other investment returns (including foreign exchange gains and losses)	186	(259)	(149)
Investment return	(30,159)	3,486	13,762

Notes

(i)

Net realised gains and losses on the Group’s investments for 2022 recognised in the income statement amounted to a net loss of $(9.3) billion (2021: a net gain of $6.0 billion; 2020: a net gain of $4.9 billion). The movement in the net amount of realised and unrealised gains and losses on the Group’s investments from 2021 to 2022 primarily reflects the effects of significant increases in interest rates during the year compared with 2021 as well as equity market falls during the year.

(ii)	Interest income includes $362 million (2021: $280 million; 2020: $257 million) in respect of financial assets not at fair value through profit and loss.

Schedule of investment return allocation

	2022 $m	2021 $m	2020 $m
Policyholder returns
Assets backing unit-linked liabilities	(2,574)	516	1,549
With-profits business	(21,287)	2,700	8,384
	(23,861)	3,216	9,933
Shareholder returns	(6,298)	270	3,829
Total investment return	(30,159)	3,486	13,762

Schedule of additional segmental analysis of profit after tax

	2022 $m	2021 $m	2020 $m
CPL	(144)	278	394
Hong Kong	(211)	1,068	994
Indonesia	243	362	409
Malaysia	252	265	256
Singapore	406	394	521
Growth markets and othernote (i)	881	434	548
Eastspring	234	284	253
Total segment	1,661	3,085	3,375
Unallocated to a segment (central operations)note (ii)	(654)	(871)	(907)
Total profit after tax	1,007	2,214	2,468

Notes

(i)

The Growth markets and other segment comprises all other Asia and Africa insurance businesses alongside other amounts that are not included in the segment profit of an individual business unit, including tax on life joint ventures and associates and other items that are not representative of the underlying segment trading for the year, in line with the presentation used by management when assessing the performance of the underlying segments internally.

(ii)

Comprising other income and expenditure of $(437) million (2021: $(605) million; 2020: $(743) million) attributable to the head office functions, $(294) million (2021: $(185) million; 2020: $(162) million) of restructuring and IFRS 17 implementation costs, $19 million (2021: $(25) million; 2020: $28 million) of short-term fluctuations on investment returns in central operations, $62 million (2021: $(35) million; 2020: $(30) million) of corporate transactions and related tax of $(4) million (2021: $(21) million; 2020: nil).